Risks arising from financial instruments and risk management (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 LSL (M)	Dec. 31, 2021 USD ($) customer	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2021 CAD ($) customer	Dec. 31, 2021 LSL (M) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 LSL (M)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 LSL (M)	Dec. 31, 2020 GBP (£)
Risks arising from financial instruments and risk management
Estimated effect on net income of specified percentage change in relative values of currencies	$ 13,000	€ 256,000	$ 181,000	M 0	$ 161,000	€ 0	$ 3,000	M 143,000	$ 0	$ 0	M 156,000
Specified percentage change in relative values of currencies	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Number of customers holding over 10% of balance	1				1	1	1	1
Portion of balance held	85.00%	85.00%	85.00%	85.00%	94.00%	94.00%	94.00%	94.00%
GPB | Financial liabilities at amortised cost, class [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | £												£ 948,725		£ 239,763
GPB | Trade and other payables
Risks arising from financial instruments and risk management
Amount of risks exposure | £												923,725		239,763
GPB | Loans and borrowings
Risks arising from financial instruments and risk management
Amount of risks exposure | £												25,000
GPB | Financial assets at amortised cost, class [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | £												624,538		2,608,657
GPB | Cash
Risks arising from financial instruments and risk management
Amount of risks exposure | £												75,315		2,577,674
GPB | Trade and other receivables
Risks arising from financial instruments and risk management
Amount of risks exposure | £												£ 149,223		£ 30,983			£ 344
LSL | Financial liabilities at amortised cost, class [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | M																M 46,811,903
LSL | Loans and borrowings
Risks arising from financial instruments and risk management
Amount of risks exposure | M																7,846,551
LSL | Lease liabilities [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | M																38,965,352
LSL | Financial assets at amortised cost, class [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | M																321,646
LSL | Cash
Risks arising from financial instruments and risk management
Amount of risks exposure | M																M 321,646
CAD | Financial liabilities at amortised cost, class [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | $													$ 5,398,888		$ 234,711
CAD | Trade and other payables
Risks arising from financial instruments and risk management
Amount of risks exposure | $													3,629,380		234,711
CAD | Lease liabilities [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | $													448,064
CAD | Financial assets at amortised cost, class [member]
Risks arising from financial instruments and risk management
Amount of risks exposure | $													497,566		255,880
CAD | Cash
Risks arising from financial instruments and risk management
Amount of risks exposure | $													$ 140,423		255,880
CAD | Trade and other receivables
Risks arising from financial instruments and risk management
Amount of risks exposure | $															$ 255,880